Share Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Share Based Payments [Abstract]
Schedule of Stock Option Activities

The following summary of stock option activities for the six months ended June 30, 2025:

Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value
Outstanding as of January 1, 2024	6,540,000	$0.44	$0.35	0.53	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Expired	6,155,032	0.44	0.35	—	—

Outstanding as of December 31, 2024	384,968	$0.24	$0.35	1.00	$—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—

Outstanding as of June 30, 2025 (unaudited)	384,968	$0.24	$0.35	0.50	$—